Equity (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended																			6 Months Ended	12 Months Ended		0 Months Ended
	Jan. 23, 2014	Nov. 04, 2013	Oct. 23, 2013	Jul. 25, 2013	Apr. 25, 2013	Feb. 04, 2013	Jan. 24, 2013	Oct. 29, 2012	Oct. 17, 2012	Aug. 03, 2012	Jul. 24, 2012	Apr. 30, 2012	Apr. 18, 2012	Feb. 03, 2012	Jan. 24, 2012	Oct. 31, 2011	Oct. 21, 2011	Jul. 25, 2011	May 05, 2011	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2012	Apr. 24, 2014
Distributions
First level cash distribution percentage to holders of common units																					99.90%
First level cash distribution percentage to general partner																					0.10%
Second level cash distribution percentage to holders of subordinated units																					99.90%
Second level cash distribution percentage to general partner																					0.10%
Third level cash distribution percentage to all unitholders on pro rata basis																					99.90%
Third level cash distribution percentage to general partner																				0.10%	0.10%
Distributions
Distributions to partners prior to initial public offering																			$ 3,900			$ 3,850
Amount per unit (in dollars per unit)	$ 0.5313		$ 0.5113	$ 0.4938	$ 0.4775		$ 0.4625		$ 0.4500		$ 0.4125		$ 0.3625		$ 0.3500		$ 0.3375	$ 0.1669
Number of equivalent units that were not eligible to receive a distribution		979,886				1,202,085		516,978		17,862,470		3,932,031		7,117,031		4,000,000
Subsequent event
Distributions
Amount per unit (in dollars per unit)																							$ 0.5513
Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)																				0.337500	0.337500
First target distribution | Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)																				0.337500	0.337500
First target distribution | Maximum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)																				0.388125	0.388125
Second target distribution | Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)																				0.388125	0.388125
Second target distribution | Maximum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)																				0.421875	0.421875
Third target distribution | Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)																				0.421875	0.421875
Third target distribution | Maximum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)																				0.506250	0.506250
Thereafter | Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)																				0.506250	0.506250
Limited Partners
Distributions
Marginal Percentage Interest In Distributions																				99.90%	99.90%
Amount Paid to Limited Partner	42,150		35,908	31,725	25,605		24,245		22,846		13,574		9,165		7,735		4,990	2,467
Limited Partners | Subsequent event
Distributions
Amount Paid to Limited Partner																							43,737
Limited Partners | Common Units
Distributions
Distributions to partners prior to initial public offering																						3,846
Limited Partners | First target distribution
Distributions
Marginal Percentage Interest In Distributions																				99.90%	99.90%
Limited Partners | Second target distribution
Distributions
Marginal Percentage Interest In Distributions																				86.90%	86.90%
Limited Partners | Third target distribution
Distributions
Marginal Percentage Interest In Distributions																				76.90%	76.90%
Limited Partners | Thereafter
Distributions
Marginal Percentage Interest In Distributions																				51.90%	51.90%
General Partner
Distributions
Marginal Percentage Interest In Distributions																				0.10%	0.10%
Distributions to partners prior to initial public offering																						4
Amount Paid to General Partner	4,283		2,491	1,739	1,189		927		707		134		10		10		5	3
General Partner | Subsequent event
Distributions
Amount Paid to General Partner																							$ 5,754
General Partner | First target distribution
Distributions
Marginal Percentage Interest In Distributions																				0.10%	0.10%
General Partner | Second target distribution
Distributions
Marginal Percentage Interest In Distributions																				13.10%	13.10%
General Partner | Third target distribution
Distributions
Marginal Percentage Interest In Distributions																				23.10%	23.10%
General Partner | Thereafter
Distributions
Marginal Percentage Interest In Distributions																				48.10%	48.10%